UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported) December 31, 2020

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001758552

Kevin L. Thompson (949) 202-4164

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 16, 2021	FIRST FOUNDATION BANK
(Securitizer)

	By:	/s/ Kevin L. Thompson
Name: Kevin L. Thompson
Title: Chief Financial Officer